Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 79,174	₩ 61,276
Gross liabilities offset	(2,164)	(764)
Net amounts presented in the statement of financial position	77,010	65,012
Amounts not offset, Financial instruments	(59,150)	(44,518)
Net amount	17,860	15,994
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	78,415	60,512
Gross liabilities offset	(1,407)
Net amounts presented in the statement of financial position	77,008	60,512
Amounts not offset, Financial instruments	(59,148)	(44,518)
Net amount	17,860	15,994
Other financial assets [Member]
Disclosure of offsetting of financial assets [line items]
Gross assets	759	764
Gross liabilities offset	(757)	₩ (764)
Net amounts presented in the statement of financial position	2
Amounts not offset, Financial instruments	₩ (2)